Financial Risk Management Policy - Liquidity Risk and Interest Rate Risk (Details) € in Thousands, $ in Millions	1 Months Ended
	Sep. 30, 2018 EUR (€)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 EUR (€)	May 07, 2020 USD ($)	May 06, 2020 USD ($)	Dec. 31, 2019 EUR (€)	Nov. 15, 2019 USD ($) item	Nov. 15, 2019 EUR (€) item	Dec. 31, 2018 EUR (€)	Dec. 31, 2017 EUR (€)
Financial Risk Management Policy
Cash position			€ 579,647			€ 741,982			€ 1,033,792	€ 886,521
Unused credit facility			900,000
Senior Debt
Financial Risk Management Policy
Amount of borrowings refinanced								€ 5,800,000
Senior Secured Notes
Financial Risk Management Policy
Principal amount						1,675,000		€ 1,675,000
Number of bonds issued | item							2	2
Revolving Credit Facility, Maturing in 2025
Financial Risk Management Policy
Maximum borrowing capacity | $					$ 500
Carrying amount | $		$ 0
Revolving Credit Facility, Maturing in 2025 | Maximum
Financial Risk Management Policy
Maximum borrowing capacity | $				$ 1,000
Senior notes
Financial Risk Management Policy
Principal amount						2,675,000			€ 1,000,000
EIB Loan
Financial Risk Management Policy
Carrying amount			212,500			233,750
EIB Loan, Maturing in 2028
Financial Risk Management Policy
Principal amount	€ 85,000
Debt term	10 years
Grace period	2 years
Liquidity risk
Financial Risk Management Policy
Cash position			579,647			741,982
Unused credit facility			922,553			532,169
Liquidity risk | Term Loan B
Financial Risk Management Policy
Principal amount							$ 2,500	€ 1,360,000
Liquidity risk | Senior Secured Notes
Financial Risk Management Policy
Principal amount								€ 1,675,000
Liquidity risk | Revolving Credit Facility, Maturing in 2025
Financial Risk Management Policy
Unused credit facility			817,394			445,434
Liquidity risk | Revolving Credit Facility, Maturing in 2025 | Maximum
Financial Risk Management Policy
Maximum borrowing capacity | $							$ 500
Liquidity risk | EIB Loan
Financial Risk Management Policy
Carrying amount			€ 212,500			€ 233,750
Liquidity risk | EIB Loan, Maturing in 2028
Financial Risk Management Policy
Principal amount	€ 85,000
Debt term	10 years
Grace period	2 years
Interest rate risk | Fixed-interest
Financial Risk Management Policy
Percentage of fixed rate interest debt of the total debt		46.00%	46.00%			45.00%
Interest rate risk | Senior Debt | Euros
Financial Risk Management Policy
Percentage of total senior debt in euros of the Group's total senior debt		40.00%	40.00%			38.00%
Interest rate risk | Senior notes
Financial Risk Management Policy
Principal amount			€ 2,675,000
Interest rate risk | Senior notes | Euros
Financial Risk Management Policy
Percentage of fixed rate interest debt of the total debt		63.00%	63.00%
Interest rate risk | EIB Loan
Financial Risk Management Policy
Carrying amount			€ 212,500
Interest rate risk | EIB Loan | Euros
Financial Risk Management Policy
Percentage of additional loans received from EIB of the Group's total debt		5.00%	5.00%